Taxation	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Taxation
6.
TAXATION

Enterprise income tax

Cayman Islands

Autohome Inc. and certain of its subsidiaries are incorporated in the Cayman Islands and conduct substantially all of its business through its PRC subsidiaries and VIEs. Under the current laws of the Cayman Islands, Autohome Inc. and its subsidiaries are not subject to tax on income or capital gains. In addition, upon payments of dividends by these entities to their shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Cheerbright and Auto Pai Ltd. were incorporated in the British Virgin Islands and conducts substantially all of its business through its PRC subsidiaries and VIEs. Under the current laws of the British Virgin Islands, they are not subject to tax on income or capital gains. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Autohome (Hong Kong) Limited, Autohome Media, Autohome Link Hong Kong Limited, and TTP Car (HK) Limited were incorporated in Hong Kong. Subsidiaries in Hong Kong are subject to a two-tiered profits tax regime . The profits tax rate for the first HK$2 million of profits of corporations is 8.25%, while profits above that amount continue are subject to a rate of 16.5%. Under the Hong Kong tax law, the Company’s subsidiaries in Hong Kong are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Mainland China

Autohome WFOE, Chezhiying WFOE, Beijing Autohome Technologies Co., Ltd.(“Beijing Autohome Technologies”), Beijing Prbrownies, Hainan Chezhiyitong Information Technology Co., Ltd. (“Hainan Chezhiyitong”) and Tianjin Autohome are recognized as “High-New Technology Enterprise”(“HNTE”) and are eligible for a 15% preferential tax rate until 2024, 2023, 2023, 2023, 2022 and 2022, respectively, upon the completion of their filings with the relevant tax authorities. The qualification as an HNTE is subject to annual evaluation and a three-year review by the relevant authorities in China.

Chezhiying WFOE, Hainan Chezhiyitong and Tianjin Autohome are recognized as software enterprise (“SE”) and are exempt from income tax for the tax year of 2019 and 2020 and enjoyed a 50% reduction in the statutory income tax rate of 25% for the tax year of 2021. Above three entities can continue to enjoy the 12.5% preferential tax rate for the years of 2022 and 2023 provided that they maintains their status as a SE during each relevant tax year.

Beijing Prbrownies, and Tianjin Autohome were accredited as key software enterprise (“KSE”) under the relevant PRC laws and regulations as well in the tax filing of 2021, which tax rate will continue to apply for so long as it maintains its key software enterprise status during each relevant tax year. Beijing Prbrownies enjoyed a more preferential enterprise tax rate of 10% for the tax years 2020 and 2021.Tianjin Autohome has enjoyed a tax exemption for the tax year of 2021.

Except for the above-mentioned entities, the Company’s remaining PRC subsidiaries and all the VIEs were subject to enterprise income tax at a rate of 25% for 2020, 2021 and 2022.

The management subsequently assessed and concluded that uncertain preferential tax rates for certain subsidiaries were able to be realized in the year of 2022 and a reversal of RMB207.67 million (US$30.11million) was recorded in the year of 2022, composed of current income tax expense of RMB196.54 million (US$28.50 million) and deferred income tax expense of RMB11.13 million (US$1.61 million). A reversal of RMB331.96 million and RMB348.59 million was also recorded in the year of 2020 and 2021, each composed of current income tax expense of RMB371.83 million and deferred income tax benefit of RMB39.87 million , current income tax expense of RMB 317.94 million and deferred income tax expense of RMB30.65 million.

The basic earnings per share effects related to the preferential tax rate were RMB0.97, RMB1.11 and RMB0.54 (US$0.08) after considering the effects of the Share Subdivision as detailed in Note 2(a) for the years ended December 31, 2020, 2021 and 2022, respectively.

The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, and other aspects of an enterprise. If the Company is deemed as a PRC tax resident, it would be subject to PRC tax under the New EIT Law. The Company has analyzed the applicability of this law and believes that the chance of being recognized as a tax resident enterprise is remote for PRC tax purposes.

The Company's subsidiaries incorporated in other jurisdictions were subject to income tax charges calculated according to the tax laws enacted or substantially enacted in the countries where they operate and generate income.

The Company had minimal operations in jurisdictions other than the PRC. Income/(loss) before income tax expense consists of:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
	(in thousands)
Mainland China	3,770,148	2,328,917	1,724,835	250,079
Non-Mainland China	(231,207)	(151,759)	38,011	5,511
	3,538,941	2,177,158	1,762,846	255,590

The income tax expense/(benefit) is comprised of:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
	(in thousands)
Current	283,372	185,194	86,560	12,550
Deferred	(22,427)	(151,188)	(148,340)	(21,507)
	260,945	34,006	(61,780)	(8,957)

The reconciliation of income tax expense/(benefit) for the years ended December 31, 2020, 2021 and 2022 is as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
	(in thousands)
Income before income tax expense	3,538,941	2,177,158	1,762,846	255,590
Income tax expense computed at Mainland China statutory tax rates (25%)	884,735	544,290	440,713	63,897
Non-deductible expenses	54,456	28,725	60,268	8,738
Research and development expenses super-deduction	(225,715)	(185,801)	(234,179)	(33,953)
Change in valuation allowances	(5,285)	50,473	21,338	3,094
Outside basis difference	142	(1,111)	(5,652)	(819)
Effect of international tax rate difference	8,682	37,940	(16,835)	(2,441)
Effect of preferential tax rate	(463,819)	(552,567)	(267,490)	(38,782)
Effect of withholding tax on dividend	76,610	164,946	(1,667)	(242)
Other adjustments (Note)	(68,861)	(52,889)	(58,276)	(8,449)
Income tax expense/(benefit)	260,945	34,006	(61,780)	(8,957)

Note: This amount mainly represents tax adjustments relating to share-based compensation exercised in 2019,2020 and 2021, which can be recognized in calculating income tax expense when realized at the completion of the Company’s tax returns, in 2020,2021 and 2022, respectively.

Deferred tax

The significant components of deferred taxes are as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
	(in thousands)
Deferred tax assets
Allowance for doubtful accounts	35,359	37,092	5,378
Accrued staff cost and expenses	97,883	134,799	19,544
Deferred revenue	5,551	11,570	1,677
Tax losses	489,664	497,871	72,184
VAT refund	351	4,840	702
Less: Valuation allowances	(452,670)	(420,566)	(60,976)
Total deferred tax assets	176,138	265,606	38,509

Deferred tax liabilities
Identifiable intangible assets arising from acquisition	52,460	41,350	5,995
Intangible assets and internally-developed software	32,540	21,181	3,071
Outside basis difference and others	437,963	428,474	62,123
Withholding income tax	53,835	26,921	3,903
Total deferred tax liabilities	576,798	517,926	75,092

In assessing the realizability of deferred tax assets, the Company has considered whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company records a valuation allowance to reduce deferred tax assets to a net amount that management believes is more-likely-than-not of being realizable based on the weight of all available evidence. The Company recorded valuation allowances against the deferred tax assets of the PRC subsidiaries and VIEs as of December 31, 2021 and 2022, respectively, due to the cumulative tax loss positions and insufficient forecasted future taxable income.

As of December 31, 2022, the Company had net operating losses of approximately RMB2,186.79 million (US$317.05 million), which can be carried forward to offset taxable income. The accumulated tax losses of subsidiaries in Mainland China were RMB2,164.50 million (US$313.82 million) as of December 31, 2022, which will expire, if unused, in the years ending December 31, 2023 through 2032.

Valuation allowance is provided against deferred tax assets when the Company determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future. Movement of valuation allowance is as follow:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
	(in thousands)
Valuation allowance
Balance at beginning of the year	(56,292)	(402,197)	(452,670)	(65,631)
Additions	(374,721)	(93,165)	(48,944)	(7,096)
Reversal	28,816	42,692	81,048	11,751
Balance at ending of the year	(402,197)	(452,670)	(420,566)	(60,976)

Deferred tax liabilities arising from undistributed earnings

The Enterprise Income Tax Law also imposes a withholding income tax of 10% on dividends distributed by a Foreign Invested Enterprises (“FIEs”) to its immediate holding company outside of China. A lower withholding income tax rate of 5% is applied if the FIE’s immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with China. As of December 31, 2022, the Company’s Hong Kong subsidiary, Autohome Media was identified as qualified subsidiary, and dividends are subject to a withholding tax rate of 5%.

On November 4, 2019, the Company's Board of Directors approved an annual cash dividend policy. Under the policy, starting from 2020, the Company will declare and distribute a recurring cash dividend at an amount equivalent to approximately 20% of the Company's net income in the previous fiscal year. On February 16, 2023, the Company’s Board approved an amendment to change the annual cash dividend to a fixed amount of at least RMB500.0 million between 2022 and 2026. In 2020, 2021 and 2022, the Company accrued RMB76.61 million, RMB53.84 million and RMB26.92 million (US$3.90 million) of deferred income tax expenses associated with the expected cash dividend payment, respectively.

As of December 31, 2021 and 2022, the total amount of undistributed earnings from the Company’s PRC subsidiaries and VIEs that are considered to be permanently reinvested was RMB14,620.44 million and RMB15,927.82 million (US$2,309.32 million), respectively. As of December 31, 2021and 2022, determination of the amount of unrecognized deferred tax liability related to the earnings that are indefinitely reinvested is not practical.